Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2019
Shareholders' Equity [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
We did not grant any share options in fiscal 2019 or 2018. A summary of our share option activity and related information for the year ended June 30, 2019 is as follows:

	Shares Pursuant to Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at the beginning of the period	1,651,308	$48.74	1.9
Granted	—	—
Exercised	(218,085)	38.54
Forfeited/expired	(1,309)	81.52
Outstanding at the end of the period	1,431,914	$50.27	0.9	$58,171
Exercisable at the end of the period	1,431,800	$50.27	0.9	$58,167

Share-based Payment Arrangement, Performance Shares, Outstanding Activity [Table Text Block]
A summary of our PSU activity and related information for the fiscal year ended June 30, 2019 is as follows:

	PSUs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at the beginning of the period	680,763	119.04
Granted	226,220	176.16
Vested and distributed	—	—
Forfeited	(85,238)	140.40
Outstanding at the end of the period	821,745	132.55	$74,688

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
A summary of our RSA activity and related information for the fiscal year ended June 30, 2019 is as follows:

	RSAs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	8,291	$64.53
Granted	—	—
Vested and released	(4,146)	64.53
Forfeited	—	—
Unvested at the end of the period	4,145	$64.53	$377

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
A summary of our RSU activity and related information for the fiscal year ended June 30, 2019 is as follows:

	RSUs	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested at the beginning of the period	209,868	$76.67
Granted	—	—
Vested and distributed	(54,669)	76.70
Forfeited	(145,003)	75.98
Unvested at the end of the period	10,196	$86.37	$927